Operating and Maintenance Costs - Schedule of operating and maintenance costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Operating And Maintenance Costs [Line Items]
Operating and maintenance costs	$ 44,065	$ 21,903	$ 73,048	$ 42,907
Digital currency mining [Member]
Operating And Maintenance Costs [Line Items]
Operating and maintenance costs	42,076	20,416	68,919	40,009
High performance computing hosting [Member]
Operating And Maintenance Costs [Line Items]
Operating and maintenance costs	$ 1,989	$ 1,487	$ 4,129	$ 2,898